UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (4,269,131)	$ (2,653,107)	$ (16,543,616)	$ (7,908,777)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	88,588	5,080	36,408	15,319
Amortization of ROU asset	14,761	21,188	88,738	77,383
Unrealized gain on investments	(14,867)	(11,422)	(29,664)	(5,474)
Realized gain on investments	(107,624)	0	(40,911)	(6,881)
Amortization of debt discount	0	117,067	500,937	1,777,505
Change in fair value of derivative liability	0	704,662	970,866	1,642,697
Stock-based compensation	1,796,774	0	6,069,560	0
Loss on disposal of property, plant, and equipment	4,603	0
Write-off of other receivable			1,064	0
Changes in operating assets and liabilities:
Accrued interest	0	114,820	516,445	397,517
Accounts payable and accrued liabilities	64,758	(10,388)	234,332	255,194
Due from shareholder	(1,526,126)	0
Deferred income	(14,998)	93,740	(195,800)	(52,200)
Grant payable	389,000	(40,000)	354,967	0
Prepaid expenses	(376,601)	9,789	(96,116)	19,868
Lease liability	(12,679)	(21,161)	(87,749)	(75,801)
Due to related party			(6,833)	0
Other receivable			0	(1,064)
Net cash used in operating activities	(3,963,542)	(1,669,732)	(8,227,372)	(3,864,714)
Cash flows from investing activities
Additions to long-term deposits	0	(5,000,000)	(5,945,911)	(550,000)
Purchase of short-term investments	(8,586,239)	(295,422)	(16,560,779)	(1,295,252)
Redemption of short-term investments	10,056,100	0	2,363,696	589,200
Purchase of property and equipment			(150,763)	0
Net cash provided by (used in) investing activities	1,469,861	(5,295,422)	(20,293,757)	(1,256,052)
Cash flows from financing activities
Proceeds from private placements	0	4,101,909
Cash paid for financing costs	0	(232,078)	(3,157,638)	(841,337)
Repayment of related party notes payable			(100,000)	(45,000)
Issuance costs for convertible debentures			0	(19,950)
Proceeds from convertible debentures			0	743,400
Proceeds from Regulation A financing			7,247,931	10,690,243
Proceeds from Initial Public Offering			22,061,857	0
Net cash provided by financing activities	0	3,869,831	26,052,150	10,527,356
Decrease in cash and restricted cash	(2,493,681)	(3,095,323)	(2,468,979)	5,406,590
Cash and restricted cash, beginning of period	4,631,720	7,100,699	7,100,699	1,694,109
Cash and restricted cash, end of period	2,138,039	4,005,376	4,631,720	7,100,699
Cash	1,402,025	3,955,164	4,581,128	7,050,610
Restricted cash	736,014	50,212	50,592	50,089
Total cash and restricted cash, end of period	2,138,039	4,005,376	4,631,720	7,100,699
Supplemental cash flow information
Income taxes paid	0	0	0	0
Interest paid	0	3,589	39,539	89,152
Supplemental disclosure of non-cash investing and financing activities
Shares issued for common stock subscribed	0	1,870,643	1,870,643	0
Deferred financing costs recognized as share issuance costs	$ 0	$ 105,703	105,703	0
Right of use asset modifications			303,611	0
Right of use asset additions			20,372	0
Notes and interest payable converted into shares			1,451,480	0
Convertible debentures and derivative liabilities converted into shares			13,767,137	0
Initial derivative liability from issuance of convertible notes			$ 0	$ 475,909